Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earning Per Share

	Six months ended June 30,
	2013	2012
Basic earnings per share:
Net income	$11,562	$6,795
Less:
Undistributed earnings allocated to participating securities	116	72
Dividends paid on participating securities	100	68

Net income available to common shareholders	$11,346	$6,655

Weighted-average basic shares outstanding	9,960,767	7,232,697

Basic earnings per share	$1.14	$0.92

Diluted earnings per share:
Net income available to common shareholders	$11,346	$6,655

Total weighted-average basic shares outstanding	9,960,767	7,232,697
Add dilutive stock warrants	48,419	23,126

Total weighted-average diluted shares outstanding	10,009,186	7,255,823

Diluted earnings per share	$1.13	$0.92

Pro forma earnings per share:
Pro forma net income	$7,936	$4,750
Less undistributed earnings allocated to participating securities	48	30
Less dividends paid on participating securities	100	68

Pro forma net income available to common shareholders after tax	$7,788	$4,652

Pro forma basic earnings per share	$0.78	$0.64

Pro forma diluted earnings per share	$0.78	$0.64

Anti-dilutive participating securities	108,639	99,775

	Years Ended December 31,
	2012	2011	2010
Basic earnings per share:
Net income	$17,377	$13,700	$13,116
Less:
Undistributed earnings allocated to participating securities	168	193	261
Dividends paid on participating securities	169	155	125

Net income available to common shareholders	$17,040	$13,352	$12,730

Weighted-average basic shares outstanding	7,626,205	6,668,534	6,518,224

Basic earnings per share	$2.23	$2.00	$1.95

Diluted earnings per share:
Net income available to common shareholders	$17,040	$13,352	$12,730

Total weighted-average basic shares outstanding	7,626,205	6,668,534	6,518,224
Add dilutive stock warrants	23,161	6,544	—

Total weighted-average diluted shares outstanding	7,649,366	6,675,078	6,518,224

Diluted earnings per share	$2.23	$2.00	$1.95

Pro forma earnings per share (unaudited):
Pro forma net income	$12,147	$9,357	$8,775
Less undistributed earnings allocated to participating securities	66	82	133
Less dividends paid on participating securities	169	155	125

Pro forma net income available to common shareholders after tax	$11,912	$9,120	$8,517

Pro forma basic earnings per share	$1.56	$1.37	$1.31

Pro forma diluted earnings per share	$1.56	$1.37	$1.31

Anti-dilutive participating securities	105,238	100,517	101,767